Note 6 - Loans, Net of Allowance for Credit Losses - Maturities and Yields (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Total loans	$ 3,832,236	$ 2,979,880
Average effective yield	6.84%	5.85%
Not later than three months [member]
Statement Line Items [Line Items]
Total loans	$ 101,786
Average effective yield	6.42%
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Total loans	$ 355,277
Average effective yield	6.76%
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total loans	$ 224,579
Average effective yield	5.59%
Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 1,682,029
Average effective yield	5.93%
Later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 657,346
Average effective yield	6.25%
Floating interest rate [member]
Statement Line Items [Line Items]
Total loans	$ 811,219
Average effective yield	9.61%